INVESTMENT IN LEASED VESSEL, NET (Details) - USD ($)		12 Months Ended
	May 15, 2019	Dec. 31, 2020	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Interest receivable		$ 0	$ 0
Sales-type lease, renewal term		5 years
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
2021		$ 18,250,000
2022		18,250,000
2023		18,250,000
2024		18,300,000
2025 and thereafter		171,050,000
Total minimum lease receivable		244,100,000
Unguaranteed residual value		16,000,000
Gross investment in sales-type lease		260,100,000
Less: unearned interest income		(148,271,000)
Expected credit loss allowance		(43,000)
Investment in leased vessel, net		111,786,000
Less: current portion of investment in leased vessel, net		(2,570,000)	(2,308,000)
Non-current portion of investment in leased vessel, net		109,216,000	111,829,000
Leased Vessel
Lessor, Lease, Description [Line Items]
Gain on disposition	$ 4,200,000
Sales-type lease, interest income		$ 16,200,000	$ 9,500,000